9. Borrowed Funds (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Other Short-term Borrowings	$ 10,000,000	$ 0
Short-Term Debt, Weighted Average Interest Rate	0.48%
Qualified collateral borrowing	$ 100,361,793	105,276,788
Potential borrowing capacity	72,091,633	67,136,178
Letters of credit collateral deposits	14,900,000	34,500,000
Fees paid for issuance of letters of credit	29,535	35,863
Pledged loan	$ 72,345,479	78,580,859
Primary credit rate value	100 basis points
Line of credit with correspondent bank	$ 7,500,000	7,500,000
FHLBB
Line of credit with correspondent bank	$ 500,000	$ 500,000